[WILLKIE FARR & GALLAGHER LLP LETTERHEAD]




VIA EDGAR
---------

April 18, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attn: Mr. James O'Connor

Re:      Definitive Proxy Materials for
         Flaherty & Crumrine Preferred Income Fund Incorporated
         (File No. 811-06179)
         Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated (File No. 811-06495)

Dear Mr. O'Connor:

         On behalf of each of the funds listed above (each, a "Fund" and collectively, the "Funds"), transmitted herewith are the definitive proxy materials consisting of the Notice of Special Meeting of Shareholders, the Joint Proxy Statement and the Form of Proxy to be used in connection with the special meeting of shareholders of the Funds to be held on May 21, 2008 (the "Meeting").

         It is anticipated that these definitive copies of the proxy materials will be mailed to shareholders on or about April 18, 2008.

         In this letter we are also responding to the comments of the Securities and Exchange Commission's staff (the "Staff") that you provided on the preliminary proxy materials for the special meeting of shareholders filed on March 21, 2008 (the "Initial Filing") in a telephone call with Mary Carty of this firm on March 31, 2008. For the convenience of the Staff, those comments have been restated below in their entirety. The Funds' responses to a particular comment are set out immediately under the restated comment.

    1. Comment: Please explain supplementally whether a redemption of the ------- auction preferred stock of either Fund would require a change in that Fund's name.

       Response: A redemption of the outstanding auction preferred stock of -------- either Fund would not require a change in that Fund's name. Each Fund's name indicates in part that it invests primarily in preferred stock. Each Fund's investment objective is to provide its common shareholders with high current income consistent with the preservation of capital. Under normal market conditions, at least 80% of the value of each Fund's net assets will be invested in preferred securities. Each Fund's investment objective and policy of investing at least 80% of the value of its net assets in preferred securities are not proposed to be changed in connection with the proposals in the proxy statement or any redemption of the auction preferred stock.

     2. Comment: The Initial Filing indicated that the Board of Directors of ------- each Fund (the "Boards") did not consider the performance of that Fund as a factor in considering whether to approve, subject to shareholder approval, the amended investment advisory agreement. Please explain why the Boards did not believe it necessary to consider Fund performance.

       Response: The Board of each Fund most recently extensively considered -------- Fund performance at its annual contract renewal meeting on January 29, 2008 and had determined at that time that Fund performance was satisfactory. The Boards also receive information at each regular Board meeting throughout the year on Fund performance and consider performance at each such regular meeting. Each Board is aware of its fiduciary obligations to its Fund and understands that it has an ongoing duty to monitor the performance of the Fund. As each Board had engaged in an extensive review of Fund performance six weeks prior to the meeting at which it considered the amended investment advisory agreement, it did not believe that the very short-term (i.e., six week) performance of the Fund was a salient factor in considering whether to approve the amended investment advisory agreement. In accordance with Instruction 2 to Item 22(c)(11)(i) of Schedule 14A, this relevant factor in the Boards' consideration and approval of the amended investment advisory agreements is included in the Joint Proxy Statement.

       We hope the Staff finds this letter and the revisions in the definitive proxy materials responsive to the Staff's comments on the Initial Filing.

       Please do not hesitate to contact me at (212) 728-8555 if you require additional information regarding the enclosed materials.

                                           Very truly yours,

                                           /s/ Edward Gizzi

                                           Edward Gizzi